8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details) (Subordinated Debt)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subordinated Debt
Debt, Weighted Average Interest Rate	2.90%	3.02%	3.32%
Debt, Weighted Average Interest Rate during period	2.91%	3.14%	3.30%